Consolidated Statements of Cash Flows (Parenthetical)	12 Months Ended
Dec. 31, 2022 USD ($)
Consolidated Statements of Cash Flows
Proceeds from divestiture businesses	$ 5,744,078
Cash divested from the deconsolidation	396
Cash balance removed from deconsolidation	$ 5,743,682